Note 6. Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Stock Options

The following table summarizes information about stock options outstanding and exercisable at September 30, 2013:

	Options Outstanding			Options Exercisable
Exercise Price Range	Number	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number
$0.01 - $1.00	27,300	8.31	$0.01	27,300
$1.01 - $2.00	16,750	7.65	$1.73	16,750
$2.01 - $3.00	111,276	6.46	$2.41	72,526
$3.01 - $4.00	20,800	8.50	$3.33	20,800
$4.01 - $8.00	60,000	9.99	$7.76	3,751
$8.01 - $8.25	40,000	4.89	$8.25	2,500
Total	276,126	7.41	$4.21	143,627

On August 9, 2010, the shareholders of the Company approved the 2010 Equity Incentive Plan (the “Plan”).  Under the terms of the Plan, 150,000 shares of the Company’s common stock are authorized for the issuance of stock options and restricted stock.  The Plan also provides for an automatic annual increase in the number of authorized shares of common stock issuable beginning in fiscal 2011 equal to the lesser of (a) 2% of shares outstanding on the last day of the immediate preceding fiscal year, (b) 50,000 shares, or (c) such lesser number of shares as the Company’s board of directors shall determine, provided, however, in no event shall the maximum number of shares that may be issued under the Plan pursuant to stock awards be greater than 15% of the aggregate shares outstanding on the last day of the immediately preceding fiscal year.  With the automatic increases, there were 220,416 shares of common stock on January 1, 2012.  On January 20, 2012, the Company’s Board of Directors approved an increase in the number of shares authorized under the Plan from 220,416 to 420,416.This increase was ratified by the shareholders of the Company on June 29, 2012.

The following is a summary of stock options issued during the year ended December 31, 2012 and 2011:

	Number of Options Outstanding	Range of Exercise Price	Weighted Average Exercise Price	Aggregate Intrinsic Value
Balance at December 31, 2010	100,000	$2.10 - $2.32	$2.13	$16,700
Options granted	30,000	$1.70 - $2.30	$1.82	$13,240
Options forfeited	(2,500)	$1.70 - $2.10	$1.78	$1,175
Balance at December 31, 2011	127,500	$1.70 - $2.32	$2.07	$24,590
Options granted	196,000	$0.01 - $3.33	$1.37	$370,750
Options exercised	(25,154)	$1.70 - $2.10	$2.04	$35,661
Options expired or cancelled	(70,000)	$0.01	$0.01	$226,800
Options forfeited	(7,750)	$1.70 - $3.33	$2.45	$6,438
Balance at December 31, 2012	220,596	$0.01 - $3.33	$2.09	$257,835

The aggregate intrinsic value in the table above represents the total pretax intrinsic value (i.e. the aggregate difference between the closing price of our common stock on December 31, 2012 and 2011 of  $3.25 and $2.25, respectively, and the exercise price for in-the-money options) that would have been received by the holders if all instruments had been exercised on December 31, 2012 and 2011.   As of December 31, 2012, there was $147,922 of unrecognized compensation cost related to our unvested stock options, which will be recognized through 2014.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2012:

	Options Outstanding		Options Exercisable
Exercise Price	Number	Weighted Average Remaining Contractual Life (in Years)	Number
$0.01	35,000	9.05	35,000
$1.70	15,000	8.40	15,000
$1.87	3,000	8.40	3,000
$2.10	57,596	7.61	35,096
$2.30	15,000	8.97	15,000
$2.31	16,500	7.61	16,500
$2.81	45,000	5.06	10,000
$3.00	5,000	9.75	5,000
$3.33	28,500	9.25	0
Total	220,596	7.74	134,596

Of the 220,596 stock options outstanding, 151,596 are non-qualified stock options.  All of the options have been registered with the SEC.

The fair value of common stock options issued during the year ended December 31, 2012 and 2011 were estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions used:

	Year ended December 31, 2012	Year ended December 31, 2011
Expected dividend yield	0%	0%
Expected stock price volatility	131%	157%
Weighted-average risk-free interest rate	0.98%	1.81%
Weighted-average expected life of options (in years)	5.5	5.4

During the year ended December 31, 2012 and 2011, we recorded expense of $246,134 and $101,144, respectively, related to these stock options.